LEASES - (Details) - USD ($) $ in Thousands					1 Months Ended	12 Months Ended
	Sep. 01, 2024	Apr. 03, 2023	Aug. 15, 2022	Apr. 20, 2022	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Leases
Incremental borrowing rate	4.00%	3.02%	2.64%	2.48%
Gains on operating lease modification						$ 33
Operating lease - ROU assets					$ 521	521	$ 811
Operating lease liabilities					537	537	886
Taiwan office lease agreement
Leases
Lease term				5 years
Gains on operating lease modification					33
Australia office lease agreement
Leases
Lease term			3 years
USA San Diego office agreement
Leases
Lease term		3 years 3 months
Taiwan office parking space lease agreement
Leases
Lease term	2 years 11 months 1 day
Early termination notice period	30 days
Accounting Standards Update 2016-02 [Member] | Cumulative Effect, Period of Adoption, Adjustment
Leases
Operating lease - ROU assets					388	388	265
Operating lease liabilities					$ 388	$ 388	$ 265